Nota 54 Deferred annual variable remuneration Deferred portion (Details) € in Thousands	Dec. 31, 2021 EUR (€) shares [1]
deferred annual variable remuneration deferred portion bbva directors [Line Items]
Deferred annual variable remuneration BBVA directors in cash | €	€ 717
Deferred annual variable remuneration BBVA directors in shares | shares	123,488
Board of Directors Chairman [Member]
deferred annual variable remuneration deferred portion bbva directors [Line Items]
Deferred annual variable remuneration BBVA directors in cash | €	€ 411
Deferred annual variable remuneration BBVA directors in shares | shares	83,692
Chief Executive Officer [Member]
deferred annual variable remuneration deferred portion bbva directors [Line Items]
Deferred annual variable remuneration BBVA directors in cash | €	€ 307
Deferred annual variable remuneration BBVA directors in shares | shares	39,796

[1]	(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, together with its update in cash. The Deferred AVR of the Chairman and the Chief Executive Officer for the 2017 financial year is associated with their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.